UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

March 31, 2008

	Par Value	Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES #

		COMMUNICATIONS
	$5,000,000	Charter Communications Operating LLC, 8.00%, due 4/30/12 ##	$4,600,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,045,000
		West Corp.,
	2,500,000	9.50%, due 10/15/14	2,225,000
	5,000,000	11.00%, due 10/15/16	4,200,000
		TOTAL COMMUNICATIONS	14,070,000	5.1%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+	70,000
	3,000,000	Delphi Corp., 6.50%, due 8/15/13 *+	960,000
	12,500,000	Leslie's Poolmart, 7.75%, due 2/1/13	11,625,000
	2,000,000	Levi Strauss & Co., 8.875%, due 4/1/16	1,910,000
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,438,750
	10,000,000	Tribune Co., 4.875%, due 8/15/10	5,650,000
		TOTAL CONSUMER CYCLICAL	23,653,750	8.6

		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	3,325,000
	2,960,000	Rite Aid Corp., 7.50%, due 3/1/17	2,678,800
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,225,000
	1,300,000	8.44938%, due 9/15/15 **	1,066,000
	706,000	Stripes Acquisition LLC / Susser Finance Corp., 10.625%, due 12/15/13	720,120
	1,500,000	Susser Holdings LLC, 10.625%, due 12/15/13 ##	1,530,000
	7,000,000	Vitamin Shoppe Industries, Inc., 10.565%, due 11/15/12 **	7,280,000
		TOTAL CONSUMER NON-CYCLICAL	22,824,920	8.3

		ENERGY
		Energy Future Holdings Corp.
	2,000,000	10.875%, due 11/1/17 ##	1,950,000
	5,000,000	10.25%, due 11/1/15 ##	4,812,500
		Enron Corp., *+
JPY	500,000,000	0.97%, expired maturity	701,754
EUR	10,000,000	4.375%, expired maturity	1,774,745
	$2,500,000	0.00%, due 2/7/21	287,375
	2,500,000	6.31%, expired maturity	193,750
	8,500,000	8.25%, expired maturity	7,820,000
	2,500,000	8.31%, expired maturity	556,250
	1,000,000	7.375%, expired maturity	920,000
GBP	1,500,000	8.75%, expired maturity	2,044,918
		TOTAL ENERGY	21,061,292	7.6

		FINANCIALS
	$10,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17	9,550,000
	6,359,364	Countrywide 2007-SEA1 2A1, 2.888750%, due 5/25/47 **	5,850,615
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	485,170
	366,000	6.52%, due 3/10/13	282,003
	500,000	7.90%, due 5/18/15	394,750
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46 **	—
	69,522,592	2006-4 X, 3.96812%, due 5/25/46 **	2,933,853
	4,531,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13 ##++	2,899,840
		TOTAL FINANCIALS	22,396,231	8.1

		HEALTH CARE
		HCA, Inc.,
	9,000,000	6.95%, due 5/1/12	8,550,000
	4,000,000	7.875%, due 2/1/11	3,940,000
	2,000,000	9.25%, due 11/15/16 ##	2,060,000
		TOTAL HEALTH CARE	14,550,000	5.3

		INDUSTRIAL
		EuroTunnel Group UK PLC,
EUR	1,438	3.00%, due 7/28/08	431,019
	1,438	3.00%, due 7/28/09	419,676
	1,657	3.00%, due 7/28/10	444,380
	2,392	6.00%, due 7/28/10	524,517
GBP	702	3.00%, due 7/28/08	264,486
	1,488	3.00%, due 7/28/09	545,867
	949	3.00%, due 7/28/10	319,909
	880	6.00%, due 7/28/10	242,554
		Delta Airlines, Inc., *+
	$11,250,000	7.90%, due 12/15/09	349,875
	1,000,000	8.30%, due 12/15/29	31,100
	3,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	2,100,000
		TOTAL INDUSTRIAL	5,673,383	2.1

		INFORMATION TECHNOLOGY
	5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	4,200,000	1.5

		MUNICIPAL SECURITIES
	975,000	Austin Texas Airport Sub Series 1, 7.89%, due 11/15/25 **	975,000
	3,500,000	Delaware River Joint Toll Bridge Commission, Series B-2, 6.50%, due 7/1/32 **	3,500,000
	5,000,000	E-470 Public Highway Auth., Series C, 12.00%, due 9/1/39 **	5,000,000
	5,000,000	Lake Worth FL Utility System Rev., 8.88%, due 10/1/34 **	5,000,000
	1,050,000	Miami-Dade Cty FL Expressway Auth., Series B, 6.40%, due 7/1/29 **	1,050,000
	4,160,000	Kean University Sub Series E-1, 8.00%, due 7/1/37 **	4,160,000
		TOTAL MUNICIPAL SECURITIES	19,685,000	7.2

		TELECOMMUNICATION SERVICES
		Level 3 Financing, Inc.,
	$5,000,000	8.75%, due 2/15/17	3,762,500
	1,000,000	12.25%, due 3/15/13	900,000
	1,000,000	Primus Telecommunications, Inc., 14.25%, due 5/20/11	960,000
		TOTAL TELECOMMUNICATION SERVICES	5,622,500	2.0

		TOTAL FIXED INCOME SECURITIES (COST — $157,787,902)	153,737,076	55.8

The accompanying notes are an integral part of the Schedule of Investments.

Par Value	Description	Value	Percentage of Net Assets

LOAN PARTICIPATIONS AND TRADE CLAIMS #

COMMUNICATIONS
3,000,000	Intelsat Subsidiary Holding Company, Ltd., 8.25% Senior Notes Backstop, 8.50%, due 1/15/13	$2,729,430
1,500,000	Intelsat Corporation, 9.00% Senior Notes Backstop, 9.25%, due 1/15/16	1,306,785
EUR	8,200,885	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	11,287,806
TOTAL COMMUNICATIONS	15,324,021	5.6%

CONSUMER CYCLICAL
Coach America,
$3,000,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 10/20/14	1,650,000
2,624,237	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	1,758,239
677,966	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	454,237
3,950,000	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%, due 7/18/11	3,950,000
4,000,000	DaimlerChrysler Financial Services Americas LLC, 2nd Lien, USDLIBOR plus 6.50%, due 8/3/13	2,760,000
13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11	12,457,900
4,323,609	Laureate Education, Inc., Term Loan, USDLIBOR plus 3.25%, due 8/15/14	3,891,248
Movie Gallery, Inc.,
39,135	1st Lien Letter of Credit, USDLIBOR plus 5.75%, due 1/15/12	24,655
934,517	1st Lien Term Loan, USDLIBOR plus 4.75%, due 1/15/12	588,746
NPC Group Inc.,
3,835,899	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	3,337,232
8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	7,565,000
TOTAL CONSUMER CYCLICAL	38,437,257	13.9

CONSUMER NON-CYCLICAL
Bausch & Lomb, Inc.,
3,192,000	Term Loan, USDLIBOR plus 3.25%, due 4/24/15	3,080,280
400,000	Delayed Draw, USDLIBOR plus 3.25%, due 4/24/15	386,000
11,531,250	Jetro Holdings, USDLIBOR plus 2.50%, due 7/2/14	10,551,094
Spectrum Brands, Inc.,
402,739	Letter of Credit, USDLIBOR plus 4.00%, due 3/30/13	354,410
7,995,672	Term Loan B, USDLIBOR plus 4.00%, due 3/30/13	7,036,192
TOTAL CONSUMER NON-CYCLICAL	21,407,976	7.8

ENERGY
Enron Corp.,*+
10,000,000	Trade Claim 13923	1,600,000
1,616,742	Trade Claim 99092	284,951
383,258	Trade Claim 99093	67,549
4,000,000	Trade Claim 99004	641,200
6,000,000	Trade Claim 11342 and 11141	780,000
11,016,146	Trade Claim 9314	1,280,627
Energy Future Holdings Corp.,
5,465,019	Initial Tranche B-2 Term Loan, USDLIBOR plus 3.50%, due 10/10/14	4,973,167
3,980,000	Initial Tranche B-3 Term Loan, USDLIBOR plus 3.50%, due 10/10/14	3,621,800
TOTAL ENERGY	13,249,294	4.8

FINANCIALS
7,579,210	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11	1,894,802
10,291,878	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	9,262,690
4,000,000	Metroflag BP LLC, 2nd Lien Term Loan, USDLIBOR plus 9.00%, due 7/6/08	3,280,000
9,937,531	Realogy Corp., Delayed Draw Term Loan B, USDLIBOR plus 3.00%, due 10/10/13	7,950,025
TOTAL FINANCIALS	22,387,517	8.1

HEALTH CARE
4,197,817	HealthSouth Corp., 1st Lien Term Loan, USDLIBOR plus 2.50%, due 3/10/13	3,861,991
9,760,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13	7,808,000
TOTAL HEALTH CARE	11,669,991	4.2

INDUSTRIAL
15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
6,500,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	5,817,500
Navistar International Corp.,
533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	480,000
1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,320,000
11,666,484	Precision Partners Holding Co., Term Loan B, USDLIBOR plus 3.50%, due 10/1/13	10,149,841
5,000,000	Strategic Industries LLC, Term Loan, USDLIBOR plus 6.75%, due 5/24/11	4,750,000
2,546,181	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15	2,291,563
WW TDS,
4,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/25/13	3,460,000
EUR	7,000,000	2nd Lien, EURLIBOR plus 6.00%, due 4/24/14	9,110,356
TOTAL INDUSTRIAL	52,379,260	19.0

INFORMATION TECHNOLOGY
$5,705,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	5,020,400
1,985,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14	1,786,500
9,952,500	One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12	8,559,150
TOTAL INFORMATION TECHNOLOGY	15,366,050	5.6

TELECOMMUNICATION SERVICES
$6,560,000	Allegiance Telecom Liquidating Trust - B*+	766,208
3,945,013	Alltell Communications Inc., Initial Tranche B-3 Term Loan, USDLIBOR plus 2.75%, due 5/16/15	3,550,511
TOTAL TELECOMMUNICATION SERVICES	4,316,719	1.6

TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $215,684,467)	194,538,085	70.6

The accompanying notes are an integral part of the Schedule of Investments.

Number of Shares

		EQUITY SECURITIES (Unless otherwise noted)

		COMMUNICATIONS
161,821		AboveNet, Inc.*	$11,489,291
2,055		AboveNet, Inc. (Warrants)*	115,080
		TOTAL COMMUNICATIONS	11,604,371	4.2%

		CONSUMER CYCLICAL
1,001,485		Adelphia Recovery Trust Series ACC-1 INT *#	70,104
190,780		Hancock Fabrics, Inc.*	248,014
		TOTAL CONSUMER CYCLICAL	318,118	0.1

		CONSUMER NON-CYCLICAL
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	1,292,000	0.5

		ENERGY
$417,548		Calpine Corp.	7,691,234
300,000		Enron Corp., 7.00% (Preferred shares) *#+	1,977,000
491,700		Infinity Bio-Energy, Ltd. *	1,966,800
CHF	88,000	Petroplus Holdings AG *	5,343,733
		TOTAL ENERGY	16,978,767	6.2

		FINANCIALS
$12,000,000		Investment in Cerberus CG Investor, LLC #	12,000,000
10,000,000		Investment in Cerberus FIM Investors LLC #	7,500,000
4,750		United Insurance Membership Interest# *	1,749,995
		TOTAL FINANCIALS	21,249,995	7.7

		INDUSTRIAL
100,000		AK Steel Holding Corp.	5,442,000
EUR	1,583,893	Groupe EuroTunnel SA (Warrants)*	499,734
		TOTAL INDUSTRIAL	5,941,734	2.1

		MATERIALS
CAD	350,000	FNX Mining Co., Inc.*	9,806,466	3.6

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
25,000		4.65%, 8/1/11 (Preferred shares)	596,402
20,000		5.75%, 3/24/08 (Preferred shares)	480,428
30,000		6.174%, 12/1/10 (Preferred shares)	714,807
		TOTAL TELECOMMUNICATION SERVICES	1,791,637	0.6

		TOTAL EQUITY SECURITIES (COST — $72,142,879)	68,983,088	25.0

		TOTAL INVESTMENTS (COST — $445,615,248)	417,258,249	151.4
		OTHER LIABILITIES IN EXCESS OF ASSETS	(141,592,501)	(51.4)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$275,665,748	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at March 31, 2008 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At March 31, 2008, $372,864,260 of securities were fair valued, representing 135.3% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At March 31, 2008, $23,107,302 of securities were in default, representing 8.38% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)

USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the Schedule of Investments.

Unfunded Loan Commitments

As of March 31, 2008, the Company had the following unfunded loan commitments of $1,721,719, which could be extended at the option of the borrower:

	Unfunded
	Loan
Borrower	Commitments	Cost
Bausch & Lomb, Inc., Delayed Draw Term Loan, 2015	$400,000	$1,000
Coach America, Delayed Draw Letter of Credit, 2014	677,966	—
Laureate Education, Inc., Delayed Draw Term Loan, 2014	643,753	24,141
	$1,721,719	$25,141

At March 31, 2008 the Company had sufficient cash and/or liquid securities to cover any commitments under these contracts.

As of March 31, 2008, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,343,219
Aggregate gross unrealized depreciation	(45,204,672)
Net unrealized appreciation	(28,861,453)

Federal income tax cost of investments	$446,119,702

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	734,000	USD	1,480,786	6/18/2008	$31,120
Canadian Dollar	13,705,000	USD	13,778,387	6/18/2008	443,137
Euro	15,388,000	USD	23,948,537	6/18/2008	(346,412)
Swiss Franc	7,180,000	USD	7,154,506	6/18/2008	(104,677)
United States Dollar	1,370,392	CAD	1,388,000	6/18/2008	(19,839)
United States Dollar	642,176	CHF	635,000	6/18/2008	(173)
United States Dollar	1,193,352	EUR	760,000	6/18/2008	6,554
					$9,710

Currency Type Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euros

USD - United States Dollar

The accompanying notes are an integral part of the Schedule of Investments.

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Company’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$42,557,376	$—
Level 2 - Other Significant Observable Inputs	255,983,064	9,710
Level 3 - Significant Unobservable Inputs	118,717,809	—
Total	$417,258,249	$9,710

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$152,342,954
Realized gain (loss)	(122,494)
Change in unrealized appreciation (depreciation)	(5,605,144)
Accrued discounts/premiums	127,826
Net purchases (sales)	(1,621,117)
Transfers in and/or out of Level 3	(26,404,216)
Balance as of 3/31/08	$118,717,809

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

 /s/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

 /s/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: May 30, 2008

By:

 /s/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: May 30, 2008